Expenses (Tables)	12 Months Ended
Jun. 30, 2026
Statements [Line Items]
Disclosure of Expenses

Breakdown of expenses by nature	June 30, 2026	June 30, 2025	June 30, 2024
	A$	A$	A$
Research and development*	76,656,778	49,778,916	31,472,063
Employee benefits expenses	11,110,892	10,772,257	8,824,161
Amortization of Intellectual property	2,145,620	2,086,441	1,964,566
Impairment of Intellectual property	3,090,650	—	—
Employee share-based payment expenses	1,589,774	1,163,543	1,796,286
Intellectual property management	1,764,249	1,642,847	1,127,029
Auditor’s remuneration	737,470	753,891	688,364
Depreciation	327,517	303,083	297,292
Other administrative expenses	4,103,298	3,554,058	4,229,578

Total Research & Development, Intellectual Property and Corporate & Administrative Expenses	101,526,248	70,055,036	50,399,339

*	Research and development expense consists of expenditure incurred with third party vendors mainly related to contract research and contract manufacturing activities.